Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ 86,872	$ 54,878	$ (29,216)
Other comprehensive income/(loss):
Foreign currency translation gain/(loss)	311	(215)	(8)
Total comprehensive (loss)/income	87,183	54,663	(29,224)
Total comprehensive (loss)/income attributable to:
Stockholders of Navigator Holdings Ltd.	82,566	53,263	(30,972)
Non-controlling interests	4,617	1,400	1,748
Total comprehensive (loss)/income	$ 87,183	$ 54,663	$ (29,224)